  UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549

  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02752 and 811-21299

Name of Fund:  CMA Money Fund and Master Money LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive Officer, CMA Money Fund and Master Money LLC , 800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 09/30/2008

Item 1 – Report to Stockholders

Semi-Annual Report
September 30, 2008

CMA Money Fund

2	CMA MONEY FUND	SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%
Small cap U.S. equities (Russell 2000 Index)	(0.54)	(14.48)
International equities (MSCI Europe, Australasia, Far East Index)	(22.35)	(30.50)
Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)	3.65
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)	(1.87)
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)	(10.51)
*	Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.
Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	April 1, 2008	September 30, 2008	During the Period[1]	April 1, 2008	September 30, 2008	During the Period[1]
CMA Money Fund	$1,000	$1,012.00	$2.82	$1,000	$1,022.29	$2.84

1	Expenses are equal to the Fund’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Current Seven-Day Yield
As of September 30, 2008	2.43%

4	CMA MONEY FUND	SEPTEMBER 30, 2008

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)	CMA Money Fund
Assets
Investment at value — Master Money LLC (the “Master LLC”)
(cost — $12,840,563,857)	$12,840,563,857
Prepaid expenses	383,072
Contributions receivable from the Master LLC	139,363
Other assets	163,732
Total assets	12,841,250,024

Liabilities
Administration fees payable	2,833,226
Distribution fees payable	1,882,926
Other affiliates payable	799,168
Capital shares redeemed payable	139,363
Officer’s and Directors’ fees payable	1,176
Other liabilities	70,031
Total liabilities	5,725,890
Net Assets	$12,835,524,134

Net Assets Consist of
Par value, $0.10 per share, unlimited number of shares
authorized (12,834,865,601 shares issued
and outstanding)	$1,283,486,560
Paid-in capital in excess of par	11,551,387,890
Undistributed net investment income	134,472
Accumulated net realized gain allocated from the
Master LLC	515,212
Net Assets, $1.00 net asset value per share	$12,835,524,134

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)	CMA Money Fund
Investment Income
Net investment income allocated from the Master LLC:
Interest	$205,247,409
Expenses	(9,936,614)
Total income	195,310,795

Expenses
Administration	17,436,167
Distribution	8,645,184
Transfer agent	2,469,383
Registration	330,292
Printing	98,055
Professional	36,303
Officer and Directors	5,817
Miscellaneous	14,518
Total expenses	29,035,719
Net investment income	166,275,076

Realized Loss Allocated from the Master LLC
Net realized loss from investments	(52,033)
Net Increase in Net Assets Resulting from Operations	$166,223,043

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2008	5

Statements of Changes in Net Assets	CMA Money Fund

	Six Months
	Ended
	September 30,	Year Ended
	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$166,275,076	$520,469,257
Net realized gain (loss)	(52,033)	711,637
Net change in unrealized appreciation/depreciation	—	302,888
Net increase in net assets resulting from operations	166,223,043	521,483,782

Dividends to Shareholders From
Net investment income	(166,275,076)	(520,469,257)

Capital Share Transactions
Net proceeds from sale of shares	34,155,578,470	69,160,805,168
Reinvestment of dividends	166,265,309	520,469,257
Cost of shares redeemed	(36,359,276,606)	(64,760,806,460)
Net increase (decrease) in net assets derived from share transactions	(2,037,432,827)	4,920,467,965

Net Assets
Total increase (decrease) in net assets	(2,037,484,860)	4,921,482,490
Beginning of period	14,873,008,994	9,951,526,504
End of period	$12,835,524,134	$14,873,008,994
End of period undistributed net investment income	$134,472	$134,472

See Notes to Financial Statements.

6	CMA MONEY FUND	SEPTEMBER 30, 2008

Financial Highlights	CMA Money Fund

	Six Months
	Ended
	September 30,
	2008	Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0120	0.0455	0.0460	0.0313	0.0120	0.0063
Net realized and unrealized gain (loss)	(0.0000)[1]	0.0001	0.0007	(0.0000)[1]	(0.0012)	(0.0004)
Net increase from investment operations	0.0120	0.0456	0.0467	0.0313	0.0108	0.0059
Dividends and distributions from:
Net investment income	(0.0120)	(0.0455)	(0.0460)	(0.0313)	(0.0120)	(0.0063)
Net realized gain	—	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0001)
Total dividends and distributions	(0.0120)	(0.0455)	(0.0460)	(0.0313)	(0.0120)	(0.0064)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.20%[2]	4.65%	4.68%	3.18%	1.21%	0.64%

Ratios to Average Net Assets[3]
Total expenses	0.56%[4]	0.57%	0.57%	0.56%	0.58%	0.57%
Net investment income	2.38%[4]	4.48%	4.62%	3.13%	1.14%	0.68%

Supplemental Data
Net assets, end of period (000)	$12,835,524	$14,873,009	$9,951,527	$7,935,443	$7,737,111	$10,860,354

1	Amount is less than $(0.0001) per share.
2	Aggregate total investment return.
3	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4	Annualized.
See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2008	7

Notes to Financial Statements	CMA Money Fund

1. Significant Accounting Policies:

CMA Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at September 30, 2008 was 64.7%.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

●
Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 — price quotations in active markets/exchanges for identical securities

  Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Level 1	—
Level 2	$12,840,563,857
Level 3	—
Total	$12,840,563,857

Investment Transactions and Net Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161,” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require

8	CMA MONEY FUND	SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)	CMA Money Fund

disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S), a wholly owned subsidiary of Merrill Lynch.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the MLPF&S an ongoing distribution fee accrued daily and paid monthly at the annual rate of 0.125% of the average daily value of the Fund’s net assets for shareholders whose Fund accounts are serviced by MLPF&S or directly with the Fund’s transfer agent.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, reinvestment of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced MLPF&S as the sole distributor of the Fund. The distribution fee will not change as a result of this transaction.

On October 9, 2008, the Board approved the Fund’s participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participating in the Program, shareholders will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund on the date that a claim is filed for payment under the Program. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed his account will not be guaranteed. As a participant of the program, which expires December 18, 2008, the Fund has paid a participation fee of 0.01% of the Fund’s shares outstanding as of September 19, 2008.

CMA MONEY FUND	SEPTEMBER 30, 2008	9

Portfolio Summary		Master Money LLC

Portfolio Composition as a Percent of Net Assets

	As of
	9/30/08	3/31/08
Certificates of Deposit	—	2%
Certificates of Deposit — Yankee*	35%	36
Commercial Paper	49	47
Corporate Notes	5	5
Funding Agreements	5	4
U.S. Government Agency & Instrumentality
Obligations	4	6
Repurchase Agreements	2	—
Total	100%	100%
*	U.S. branches of foreign banks

10	CMA MONEY FUND	SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
Certificate of Deposit — Yankee — 34.7%
BNP Paribas, NY:
2.63%, 10/02/08	$225,000	$225,000,000
2.735%, 10/16/08	100,000	100,000,000
2.78%, 12/08/08	149,000	149,000,000
2.845%, 12/08/08	250,045	250,045,000
3.10%, 2/18/09	100,000	100,000,000
Banco Bilbao Vizcaya Argentaria SA NY:
2.79%, 10/07/08	300,000	300,000,000
3%, 10/24/08	212,540	212,540,000
3.185%, 12/24/08	133,845	133,845,000
Bank of Montreal, Chicago, 2.903%, 11/10/08 (a)	183,880	183,880,000
Bank of Nova Scotia, Houston, 2.64%, 10/07/08	196,335	196,257,312
Bank of Scotland Plc, NY:
2.68%, 10/02/08	583,000	582,930,333
2.891%, 10/27/08 (a)	88,450	88,450,000
2.93%, 11/17/08	230,000	230,000,000
Barclays Bank Plc, NY:
2.85%, 10/01/08	100,000	100,000,000
2.78%, 10/09/08	200,000	200,000,000
2.75%, 11/21/08	175,000	175,000,000
2.82%, 12/08/08	198,153	198,153,000
Dexia Credit Local, NY, 2.80%, 10/10/08	150,000	149,923,978
DnB NOR Bank ASA,NY:
2.85%, 12/05/08	289,000	289,000,000
3.10%, 12/23/08	209,000	209,000,000
Lloyd’s Bank Plc NY, 2.62%, 11/12/08	153,100	153,101,786
Nordea Bank Finland Plc, NY:
2.65%, 10/15/08	56,190	56,190,000
4.82%, 10/17/08	208,840	208,840,941
Rabobank Nederland NV, NY, 3.01%, 2/19/09	116,000	116,000,000
Royal Bank of Scotland, NY:
2.80%, 11/20/08	295,000	295,000,000
3.14%, 3/09/09	260,000	260,000,000
SanPaolo IMI, NY:
2.77%, 10/03/08	10,500	10,500,000
3.15%, 12/12/08	215,000	215,000,000
3.17%, 12/29/08	200,000	200,000,000
Société Générale, NY:
3.11%, 10/24/08	160,000	160,001,050
2.92%, 12/05/08	50,000	50,000,000
Toronto-Dominion Bank, NY:
2.83%, 12/05/08	54,900	54,900,000
3%, 12/16/08	29,050	29,050,000
3.03%, 1/15/09	100,500	100,500,000
3.03%, 2/11/09	61,000	61,000,000
3.04%, 2/20/09	200,000	200,000,000
UBS AG, Stamford:
2.86%, 12/10/08	208,000	208,000,000
2.86%, 12/16/08	200,000	200,000,000
UniCredito Italiano Bank, NY, 2.95%, 11/19/08	239,000	239,000,000
Total Certificates of Deposit — Yankee		6,890,108,400
Commercial Paper (b) — 49.2%
APRECO, LLC:
2.84%, 10/10/08	30,087	30,063,265
4.25%, 10/22/08	41,830	41,721,358
Amstel Funding Corp., 2.90%, 10/28/08	100,000	99,774,444
Amsterdam Funding Corp., 2.76%, 10/02/08	11,090	11,088,300
Atlantic Asset Securitization Corp.,
2.66%, 10/07/08	50,000	49,974,139
Atlantis One Funding Corp.:
6.75%, 10/01/08	336,000	335,937,000
2.78%, 10/07/08	275,000	274,851,347
2.80%, 10/09/08	87,994	87,932,404
2.80%, 10/10/08	82,315	82,250,977
BNP Paribas Finance, Inc., 2.755%, 12/09/08	174,500	173,565,213
Banco Bilbao Vizcaya Argentaria PU:
2.88%, 10/08/08	143,447	143,355,194
2.88%, 10/14/08	85,000	84,904,800
Bank of America Corp.:
2.741%, 12/08/08	100,000	99,474,642
2.912%, 12/16/08	87,845	87,297,862
2.955%, 12/31/08	200,000	198,489,667
2.96%, 3/12/09	247,600	244,281,610
Barton Capital Corp.:
6.25%, 10/01/08	365,191	365,127,598
2.70%, 11/04/08	5,315	5,301,048
CBA (Delaware) Finance Inc.:
2.71%, 10/03/08	227,200	227,148,691
2.70%, 11/10/08	119,000	118,634,075
CHARTA, LLC:
4.10%, 10/24/08	160,000	159,562,667
2.81%, 11/04/08	50,000	49,863,403
Cancara Asset Securitization LLC:
2.75%, 10/02/08	28,000	27,995,722
2.75%, 11/06/08	18,700	18,647,146
Citigroup Funding Inc.:
2.90%, 12/09/08	100,000	99,436,111
2.90%, 12/11/08	95,000	94,449,000
Clipper Receivables Co. LLC:
2.95% – 3.02%, 10/10/08	110,000	109,907,917
2.775%, 10/16/08	45,000	44,944,500
2.93%, 10/20/08	150,500	150,255,019
DANSKE Corp.:
2.735%, 12/09/08	150,000	149,202,292
2.85%, 12/15/08	178,899	177,822,624
Dexia Delaware LLC, 2.80%, 10/15/08	65,000	64,924,167
DnB NOR Bank ASA:
3.02%, 10/20/08	150,250	149,997,914
2.965%, 10/27/08	50,000	49,888,812
2.73%, 12/04/08	115,000	114,433,146
Erasmus Capital Corp.:
7%, 10/01/08	122,000	121,976,278
2.75%, 10/08/08	29,970	29,951,685
2.70%, 11/07/08	71,250	71,046,937

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2008	11

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
Commercial Paper (b) (continued)
Fairway Finance Co., LLC:
2.73%, 10/14/08	$156,000	$155,833,524
2.75%, 10/15/08	37,500	37,457,031
4.40%, 10/31/08	150,000	149,431,667
2.73%, 11/04/08	76,607	76,403,672
Falcon Asset Securitization Co. LLC,
2.65%, 10/01/08	77,608	77,602,287
Galleon Capital LLC:
7.50%, 10/01/08	83,000	82,982,708
2.90%, 10/10/08	73,000	72,941,195
Govco LLC, 2.76%, 10/22/08	80,000	79,865,067
Jupiter Securitization Co. LLC, 3.95%, 10/20/08	356,399	355,616,902
KBC Financial Products International Ltd.:
2.79%, 10/10/08	95,000	94,926,375
2.72%, 10/14/08	56,400	56,340,341
2.865%, 10/22/08	65,000	64,886,196
Kitty Hawk Funding Corp., 3.55%, 11/03/08	41,000	40,862,536
Liberty Street Funding LLC:
7%, 10/01/08	114,754	114,731,687
2.86%, 10/08/08	44,000	43,972,036
Mazarin Funding Corp., 2.83%, 10/17/08	80,000	79,893,089
Nieuw Amsterdam Receivables Corp.:
2.85%, 10/10/08	10,000	9,992,083
2.80%, 10/23/08	35,000	34,937,389
2.83%, 10/27/08	30,000	29,936,325
Old Line Funding, LLC, 2.77%, 10/21/08	42,000	41,932,135
Palisades CP Program of the Citibank
Omni Master Trust, 2.80%, 10/16/08	67,100	67,016,498
Raiffeisen Zentralbank Oesterreich AG:
2.95%, 10/03/08	30,000	29,992,625
2.74%, 10/14/08	124,000	123,867,871
2.90%, 10/15/08	64,000	63,922,667
2.88%, 10/21/08	182,350	182,043,652
2.83%, 10/27/08	120,000	119,745,300
2.85%, 11/18/08	183,000	182,290,112
2.84%, 12/10/08	100,000	99,439,889
Regency Markets No. 1 LLC:
2.85%, 10/10/08	170,303	170,168,177
2.61%, 10/14/08	45,000	44,954,325
2.81%, 10/15/08	85,637	85,536,733
2.80%, 10/20/08	52,000	51,919,111
Salisbury Receivables Co. LLC, 4%, 10/27/08	50,000	49,850,000
SanPaolo IMI U.S. Financial Co.:
2.905%, 12/02/08	100,000	99,491,625
3.06%, 1/13/09	137,950	136,718,796
Sheffield Receivables Corp., 3.85%, 10/20/08	40,000	39,914,444
Société Générale North America Inc.:
2.80%, 10/14/08	210,250	210,021,061
2.80%, 10/23/08	10,000	9,982,111
2.77%, 10/28/08	200,000	199,569,111
2.76%, 11/07/08	58,800	58,628,696
Solitaire Funding LLC:
2.75%, 10/06/08	224,035	223,932,317
2.75%, 11/03/08	200,000	199,480,555
Surrey Funding Corp.:
2.70%, 10/22/08	104,500	104,327,575
2.75%, 10/07/08	13,000	12,993,049
Tempo Finance Corp., 8%, 10/01/08	105,000	104,976,667
Thames Asset Global Securitization No. 1, Inc.,
3.75%, 11/07/08	65,000	64,742,708
Tulip Funding Corp., 5.65%, 10/06/08	150,000	149,858,750
UBS Finance (Delaware), LLC, 2.82%, 10/30/08	175,000	174,588,750
Westpac Banking Corp.:
2.71%, 10/03/08	217,500	217,450,886
2.72%, 11/12/08	92,800	92,498,503
Windmill Funding Corp.:
2.76%, 10/02/08	40,000	39,993,866
2.72%, 10/14/08	100,000	99,894,222
4%, 10/28/08	119,000	118,629,778
Total Commercial Paper		9,774,463,649
Corporate Notes (a) — 4.9%
Bank of Montreal, Chicago, 2.988%,
10/05/09 (c)	181,840	181,840,000
Deutsche Bank, NY, 3.414%, 1/21/09	154,760	154,760,000
HSBC USA, Inc., 3.188%, 5/15/09	33,725	33,725,000
ING Bank, 3.132%, 8/24/09	110,000	110,000,000
ING USA Global Funding, 3.514%, 6/19/09	53,825	53,825,000
Lloyd’s TSB Bank Plc, 3.102%, 8/07/09 (c)	145,000	145,000,000
Nordea Bank AB, 3.149%, 8/24/09 (c)	137,450	137,450,000
Wachovia Bank, NA, 3.191%, 8/04/09	117,600	117,600,000
Westpac Banking Corp., 2.878%, 10/10/08	44,000	44,000,000
Total Corporate Notes		978,200,000
Funding Agreements (a)(d) — 4.7%
Genworth Life Insurance Co.:
2.917%, 10/10/08	75,000	75,000,000
2.646%, 11/03/08	50,000	50,000,000
2.646%, 12/01/08	110,000	110,000,000
ING USA Annuity and Life Insurance Co.,
3.386%, 10/21/08	50,000	50,000,000
Jackson National Life Insurance Co.,
2.986%, 5/01/09	55,000	55,000,000
MetLife Insurance Co. of Connecticut:
2.686%, 2/02/09	100,000	100,000,000
2.686%, 3/03/09	70,000	70,000,000
2.736%, 4/30/09	25,000	25,000,000
2.797%, 9/17/09	25,000	25,000,000
Metropolitan Life Insurance Co.,
2.686%, 4/01/09	165,000	165,000,000
New York Life Insurance Co.,
2.998%, 4/13/09	203,995	203,995,000
Total Funding Agreements		928,995,000

See Notes to Financial Statements.

12	CMA MONEY FUND	SEPTEMBER 30, 2008

Schedule of Investments (concluded)	Master Money LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Government Agency & Instrumentality Obligations — 4.6%
Federal Home Loan Bank Variable Rate Notes (a):
2.413%, 8/13/09	$117,550	$117,550,000
2.393%, 8/14/09	172,660	172,644,944
3.024%, 3/20/09	111,190	111,238,595
Freddie Mac Variable Rate Notes (a):
3.076%, 9/25/09	312,260	312,169,434
3.639%, 9/28/09	189,355	189,308,325
Total U.S. Government Agency &
Instrumentality Obligations		902,911,298
Repurchase Agreements — 1.6%
Deutsche Bank Securities Inc., purchased
on 9/30/08 to yield 0.40% to
10/01/08, repurchase price $264,677,941,
collateralized by U.S. Treasury Strips (e) due
5/15/20 to 5/15/25, Federal Home Loan
Bank, 4.375% due 3/17/10	264,675	264,675,000
Deutsche Bank Securities Inc., purchased
on 9/30/08 to yield 2% to
10/01/08, repurchase price $250,001,389,
collateralized by U.S. Treasury Strips (e) due
5/15/20 to 5/15/25, Federal Home Loan
Bank, 4.375% due 3/17/10	25,000	25,000,000
UBS Securities LLC, purchased on 9/30/08
to yield 1% to 10/01/08, repurchase price
$250,000,694, collateralized by Resolution
Funding Corp. Stripped Interest Payment due
1/15/18 to 10/25/26	25,000	25,000,000
Total Repurchase Agreements		314,675,000
Total Investments (Cost — $19,789,353,347*) — 99.7%		19,789,353,347
Other Assets Less Liabilities — 0.3%		62,810,326
Net Assets — 100.0%		$19,852,163,673
*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.
(b)	The interest rates shown reflect discount rates paid at the time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted securities as to resale, representing 4.7% of net assets, were as follows:
	Acquisition
Issue	Date	Cost	Value
Genworth Life Insurance Co.:
2.917%, 10/10/08	9/10/2007	$75,000,000	$75,000,000
2.646%, 11/03/08	11/01/2007	50,000,000	50,000,000
2.646%, 12/01/08	12/03/2007	110,000,000	110,000,000
ING USA Annuity and Life
Insurance Co., 3.386%, 10/21/08	6/30/2008	50,000,000	50,000,000
Jackson National Life Insurance
Co., 2.986%, 5/01/09	5/01/2008	55,000,000	55,000,000
MetLife Insurance Co. of Connecticut:
2.686%, 2/02/09	2/01/2008	100,000,000	100,000,000
2.686%, 3/03/09	3/03/2008	70,000,000	70,000,000
2.736%, 4/30/09	5/01/2008	25,000,000	25,000,000
2.797%, 9/17/09	9/17/2008	25,000,000	25,000,000
Metropolitan Life Insurance Co.
2.686%, 4/01/09	4/01/2008	165,000,000	165,000,000
New York Life Insurance Co.,
2.998%, 4/13/09	4/11/2008	203,995,000	203,995,000
Total		$928,995,000	$928,995,000

(e)	Separately Traded Registered Interest and Principal Securities (STRIPS).
•	Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC’s investments:

Investments in
Valuation Inputs	Securities
Level 1	—
Level 2	$19,789,353,347
Level 3	—
Total	$19,789,353,347

See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2008	13

Statement of Assets and Liabilities
September 30, 2008 (Unaudited)	Master Money LLC
Assets

Investments at value — unaffiliated
(cost — $19,789,353,347)	$19,789,353,347
Cash	906
Interest receivable	65,689,474
Prepaid expenses	428,420
Total assets	19,855,472,147

Liabilities

Investment advisory fees payable	2,286,834
Withdrawals payable to investors	294,251
Other affiliates payable	170,735
Officer’s and Directors’ fees payable	1,867
Other accrued expenses payable	554,787
Total liabilities	3,308,474
Net Assets	$19,852,163,673

Net Assets Consist of

Investors’ capital	$19,852,163,673

Statement of Operations
Six Months Ended September 30, 2008 (Unaudited)	Master Money LLC
Investment Income
Interest	$325,997,785

Expenses
Investment advisory	14,284,871
Accounting services	923,907
Custodian	240,059
Officer and Directors	126,703
Professional	74,424
Printing	7,870
Miscellaneous	123,671
Total expenses	15,781,505
Net investment income	310,216,280

Realized Loss
Net realized loss from investments	(78,942)
Net Increase in Net Assets Resulting from Operations	$310,137,338

See Notes to Financial Statements.

14	CMA MONEY FUND	SEPTEMBER 30, 2008

Statements of Changes in Net Assets	Master Money LLC

	Six Months
	Ended
	September 30,	Year Ended
	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment income	$310,216,280	$961,981,703
Net realized gain (loss)	(78,942)	1,144,349
Net change in unrealized appreciation/depreciation	—	1,010,466
Net increase in net assets resulting from operations	310,137,338	964,136,518

Capital Transactions
Proceeds from contributions	75,191,764,567	156,702,061,364
Fair value of withdrawals	(78,786,363,141)	(152,073,126,815)
Net increase (decrease) in net assets derived from capital transactions	(3,594,598,574)	4,628,934,549

Net Assets
Total increase (decrease) in net assets	(3,284,461,236)	5,593,071,067
Beginning of period	23,136,624,909	17,543,553,842
End of period	$19,852,163,673	$23,136,624,909

Financial Highlights	Master Money LLC

	Six Months
	Ended
	September 30,
	2008	Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Total Investment Return
Total investment return	1.41%[1]	5.08%	5.11%	3.59%	1.64%	1.06%

Ratios to Average Net Assets
Total expenses	0.14%[2]	0.14%	0.14%	0.15%	0.15%	0.15%
Net investment income	2.80%[2]	4.92%	5.05%	3.54%	1.60%	1.08%

Supplemental Data
Net assets, end of period (000)	$19,852,164	$23,136,625	$17,543,554	$15,234,412	$15,428,904	$19,286,860

1	Aggregate total investment return.
2	Annualized.
See Notes to Financial Statements.

CMA MONEY FUND	SEPTEMBER 30, 2008	15

Notes to Financial Statements	Master Money LLC

1. Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC subject to certain limitations. Throughout this report, the Board of Trustees is referred to as the Board of Directors (the “Board”). The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Master LLC may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Master LLC is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161,” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

16	CMA MONEY FUND	SEPTEMBER 30, 2008

Notes to Financial Statements (concluded)	Master Money LLC
For the six months ended September 30, 2008, the Master LLC reimbursed the Advisor $175,226 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

CMA MONEY FUND	SEPTEMBER 30, 2008	17

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

CMA Money Fund (the “Fund”) currently invests all of its investable assets in the Master Money LLC (the “Master LLC”). Accordingly, the Fund does not require investment advisory services, since all investments are made at the Master LLC level.

The Board of Directors of the Master LLC met in person in April and June 2008 to consider the approval of the Master LLC’s investment advisory agreement entered into with BlackRock Advisors, LLC (the “Advisor”) (the “Advisory Agreement”). The Board of the Master LLC also considered the approval of the subadvisory agreement between the Advisor and BlackRock Institutional Management Corporation (the “Subadvisor”) (the “Subadvisory Agreement”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.” Since the Fund invests all of its investable assets in the Master LLC, the Board of Trustees of the Fund also considered the approval of the Agreements. For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Trustees of the Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the “Boards,” the members of which are referred to as “Directors.”

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not “interested persons” of either the Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Boards are responsible for the oversight of the operations of the Fund and the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent Directors. The Boards established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the “Transaction”), the Master LLC entered into an Advisory Agreement with the Advisor with an initial two-year term and the Advisor entered into a Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master LLC by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Boards also received and assessed information regarding the services provided to the Fund and/or the Master LLC by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and/or Master LLC and their shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Master LLC, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Master LLC operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master LLC’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with their respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Boards; (i) valuation and liquidity procedures; and (j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

18	CMA MONEY FUND	SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/or the Master LLC, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares and the Master LLC’s interests; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund and Master LLC profitability, Fund and Master LLC size and Fund and Master LLC fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Master LLC. The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008 Board meeting. At the in-person meeting held on June 3 – 4, 2008, the Boards, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Advisor and the Subadvisor for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to the Fund and the Master LLC, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund, the Master LLC and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Master LLC; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master LLC. The Boards compared the Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the Master LLC’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Master LLC and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund/Master LLC. BlackRock and its affiliates provide the Fund and the Master LLC with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master LLC by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master LLC. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master LLC with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Fund and the Master LLC, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

CMA MONEY FUND	SEPTEMBER 30, 2008	19

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

B. The Investment Performance of the Fund, the Master LLC and BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund (and the related performance of the Master LLC) as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Master LLC throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Boards noted that the Fund performed above the median of its Peers in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund and the Master LLC: The Boards, including the Independent Directors, reviewed the Master LLC’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. They also compared the Fund’s total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided to the Master LLC. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Master LLC. The Boards reviewed BlackRock’s profitability with respect to the Master LLC and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Master LLC by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the Master LLC and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master LLC and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Fund/Master LLC paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers. The Boards also took into account that the Master LLC’s advisory fee arrangement includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale.

20	CMA MONEY FUND	SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master LLC increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master LLC to participate in these economies of scale.The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Master LLC.The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity.The Boards also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations.The Boards found, based on their review of comparable funds, that the Fund’s/Master LLC’s management fee is appropriate in light of the scale of the Fund/Master LLC.

E. Other Factors: The Boards also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund and the Master LLC, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund and the Master LLC, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third-party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Boards approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC with respect to the Fund/Master LLC for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Advisor and Subadvisor for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Master LLC and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund and the Master LLC reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

CMA MONEY FUND	SEPTEMBER 30, 2008	21

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard B. Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel Sidley Austin LLP New York, NY 10019

22	CMA MONEY FUND	SEPTEMBER 30, 2008

Additional Information
Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address.This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

CMA MONEY FUND	SEPTEMBER 30, 2008	23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

CMA Money Fund 100 Bellevue Parkway Wilmington, DE 19809

#11213 — 9/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –
Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available.  Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary.  There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –
The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of CMA Money Fund and Master Money LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of CMA Money Fund and Master Money LLC

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of CMA Money Fund and Master Money LLC

Date: November 24, 2008